Net Unrealized Gains On Available-For-Sale Securities and Effective Portion Of Cash Flow Hedges (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Held-for-sale securities	$ 1,071	$ 798
Net unrealized gains	2,283,985	482,784	$ 1,767,081	$ 990,611
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	7,369,706	1,553,935	6,258,406	3,697,314
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	23,786	(2,394)	46
Cash flow hedges
Schedule of Available-for-sale Securities [Line Items]
Cash flow hedges	18,581	16,013	2,269	1,570
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(3,899,321)	(825,607)	(3,542,160)	(2,174,866)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (1,229,838)	$ (259,961)	$ (951,480)	$ (533,407)